UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21257
PNC Alternative Strategies Fund LLC

(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201

(Address of principal executive offices) (Zip code)
John M. Loder, Esq.
Ropes & Gray LLP
One International Place
Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-239-0418
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
PNC Alternative Strategies Fund LLC
Schedule of Investments
June 30, 2010
(Unaudited)
PNC Alternative Strategies Fund LLC (the “Fund”), is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, investment management company. The Fund was formed on October 3, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Fund’s Board of Directors (the “Board”) approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $51,454,186, including its interests in the underlying investment funds to PNC Alternative Strategies Master Fund LLC (the “Master Fund”), a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund’s interests (“Interests”) are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.
The Fund invests substantially all of its assets in the Master Fund. As of June 30, 2010, the Fund owned 83.44% of the Master Fund. The Fund’s investment in the Master Fund represents substantially all of the Fund’s assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is disclosed below.
The schedule of investments of the Master Fund is as follows:

			% of
			Members’
	Cost	Value	Capital
Investment Funds*
Event-Driven
Altima Global Special Situations Fund, L.P.	$994,598	$1,024,973	5.66%
Perry Partners, L.P.	108,884	70,299	0.39

Total Event-Driven	1,103,482	1,095,272	6.05
Long/Short — Highly Hedged
Harvest Small Cap Partners Qualified L.P.	1,500,000	1,452,083	8.03
Pennant Winward Fund, L.P.	1,044,329	2,142,478	11.84

Total Long/Short — Highly Hedged	2,544,329	3,594,561	19.87
Long/Short — Long-Biased
Broadway Gate Onshore Fund, L.P.	1,300,000	1,303,492	7.20
Clovis Capital Partners Institutional, L.P.(a)	1,655,937	1,881,430	10.40
Harvey SMidCap, L.P.(a)	1,459,346	1,963,181	10.85

Total Long/Short — Long-Biased	4,415,283	5,148,103	28.45
Long/Short — Variable Exposure
Addison Clark Fund, L.P.	1,500,000	1,507,586	8.33
Cadian Fund, L.P.(a)	1,880,507	2,035,771	11.25
Cobalt Partners, L.P.(a)	1,872,533	1,971,136	10.90
Criterion Institutional Partners, L.P.	1,424,740	1,898,593	10.49

Total Long/Short — Variable Exposure	6,677,780	7,413,086	40.97
Structured Credit
Petra Offshore Fund, L.P.(b)	1,250,000	0	0.00

Total Structured Credit	1,250,000	0	0.00

Total Investment Funds	15,990,874	17,251,022	95.34

PNC Alternative Strategies Fund LLC
Schedule of Investments (Continued)
June 30, 2010
(Unaudited)

			% of
			Members’
	Cost	Value	Capital
Registered Investment Company
PNC Advantage Institutional Money Market Fund, 0.053% (c)	$1,443,480	$1,443,480	7.98%

Total Investments	$17,434,354	$18,694,502	103.32%

*	All Investment Funds are non-income producing. See Note 4 for additional information on liquidity of Investment Funds.

(a)	Fund investment fully or partially segregated to cover tender offers.

(b)	This Investment Fund has been fair valued by the Master Fund’s Pricing Committee in accordance with procedures approved by the Board of Directors.

(c)	Rate shown is the 7-day effective yield as of June 30, 2010.
As of June 30, 2010, the fair value of PNC Alternative Strategies Master Fund LLC’s (the “Master Fund”) investments by country as a percentage of members’ capital is as follows:

Country	Cost	Value
United States — 103.32%	$17,434,354	$18,694,502
The aggregate cost of investments for tax purposes is expected to be similar to book cost of $17,434,354. Net unrealized appreciation on investments for tax purposes was $1,260,148 consisting of $2,596,650 of gross unrealized appreciation and $1,336,502 of gross unrealized depreciation.
The investments in Investment Funds shown above, representing 95.34% of members’ capital, have been fair valued in accordance with procedures established by the Board of Directors.
1. FUND ORGANIZATION
The Master Fund is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $51,454,186 (comprised of $50,405,002 of fund investments, $936,182 of cash, $108,658 of receivable from fund investments sold, and $4,344 of dividends receivable) from PNC Alternative Strategies Fund LLC on July 1, 2006. Unrealized appreciation of $8,396,715 was included in the transfer. The Master Fund is a “master” fund within a “master-feeder” structure. Within this structure, one or more feeder funds (the “Members”) invest all or substantially all of their investable assets in a master fund. The feeder funds’ investment objectives are substantially the same as those of the Master Fund.
2. INVESTMENT VALUATION
The Master Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent

PNC Alternative Strategies Fund LLC
Schedule of Investments (Continued)
June 30, 2010
(Unaudited)
the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interest in the Investment Fund, the Master Fund determines the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.
Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), ASC 820 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

•	Level 2 –	Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency, the ability to redeem at net asset value at the measurement date and the existence or absence of certain restrictions at the measurement date. In accordance with ASU No. 2009-12, if the Master Fund has the ability to redeem from the investment at the measurement date or in the near-term at net asset value, the investment is classified as a Level 2 fair value measurement. Alternatively, if the Master Fund will never have the ability to redeem at its option from the investment or is restricted from redeeming for an uncertain or extended period of time from the measurement date, the investment is classified as a Level 3 fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund’s investments are measured at June 30, 2010:

PNC Alternative Strategies Fund LLC
Schedule of Investments (Continued)
June 30, 2010
(Unaudited)

Investments by Investment Strategy	Level 1	Level 2	Level 3	Total
Investment Funds
Event-Driven	$—	$—	$1,095,272	$1,095,272
Long/Short — Highly Hedged	—	3,594,561	—	3,594,561
Long/Short — Long-Biased	—	5,148,103	—	5,148,103
Long/Short — Variable Exposure	—	5,377,315	2,035,771	7,413,086
Structured Credit	—	—	—	—
Registered Investment Company	1,443,480	—	—	1,443,480

Total Investments by Investment Strategy	$1,443,480	$14,119,979	$3,131,043	$18,694,502

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted below are due to a change in liquidity of the underlying Investment Funds between the measurement dates.
The following table summarizes the changes in fair value of the Master Fund’s Level 3 investments for the period ended June 30, 2010.

			Change in
			unrealized
	Balance as of	Realized gain /	appreciation /	Net purchases /	Net Level 3	Balance as of
Description	March 31, 2010	(loss)	depreciation *	(sales)	transfers in/(out)	June 30, 2010
Event-Driven	$1,115,016	$—	$(19,744)	$—	$—	$1,095,272
Long/Short — Long-Biased	1,361,394	—	(57,902)	—	(1,303,492)	—
Long/Short — Variable Exposure	5,781,347	30,507	30,096	(400,000)	(3,406,179)	2,035,771

Total	$8,257,757	$30,507	$(47,550)	$(400,000)	$(4,709,671)	$3,131,043

*	Amounts shown also indicate the change in unrealized appreciation/depreciation related to the securities still held in Level 3 on June 30, 2010, except for Long/Short - Long Biased and Long/Short — Variable Exposure whose changes in unrealized appreciation/depreciation related to securities still held in Level 3 on June 30, 2010 were $0 and $36,446, respectively. Such changes from the Level 3 rollforward table above are due to the net Level 3 transfers in/(out) at June 30, 2010.
For the period ended June 30, 2010, there have been no significant changes to the Fund’s fair valuation methodologies. The Master Fund did not hold any investments with unfunded commitments on June 30, 2010.
3. SECURITY TRANSACTIONS
Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Master Fund.
4. LIQUIDITY IN INVESTMENT FUNDS
The following table summarizes the liquidity provisions related to the Master Fund’s investments in Investment Funds by investment strategy at June 30, 2010:

PNC Alternative Strategies Fund LLC
Schedule of Investments (Continued)
June 30, 2010
(Unaudited)

Investment Funds			Redemption	Estimated Remaining
by Investment Strategy	Fair Value	Redemption Period	Notice Period	Holding Period (2)
Event-Driven(A)
Restricted (1)	$1,095,272	Monthly	62 days	Unknown
Long/Short — Highly Hedged(B)
Unrestricted	3,594,561	Monthly - Quarterly	60 - 90 days	None
Long/Short — Long-Biased(C)
Unrestricted	5,148,103	Quarterly	45 - 60 days	None
Long/Short — Variable Exposure(D)
Unrestricted	5,377,315	Quarterly - Semi-annually	45 - 60 days	None
Restricted(1)	2,035,771	Quarterly	60 days	3 months
Structured Credit(E)
Restricted(1)	0	N/A	N/A	Unknown

(1)	As of June 30, 2010, these Investment Funds have notified the Master Fund of certain restrictions on liquidity which may include side pocket investments, suspended redemptions, restrictions from redeeming for an extended period of time from the measurement date or other restrictions. Certain other Investment Funds have redemption terms which inhibit liquidity for a period greater than 90 days.

(2)	Represents remaining holding period of locked-up Investment Funds or estimated remaining restriction period for illiquid investments such as side pockets and suspended redemptions. For some illiquid investments, the remaining holding period is unknown and is either stated in the table or excluded from the range shown for other investments in the strategy.

(A)	In event driven funds, Portfolio Managers use an approach that seeks to anticipate certain events, such as mergers or corporate restructurings. Such funds, which include risk-arbitrage vehicles and entities that buy distressed securities, typically employ medium-term holding periods and experience moderate volatility.

(B)	In long/short equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. A highly hedged strategy is where a manager is typically net long exposure to the market but in a tight range of about 20—30%.

(C)	In long/short equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. A long-biased approach tends to hold considerably more long positions than short positions.

(D)	In long/short equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers’ stock picking ability, on both the long and the short side, is a key to the success of these Portfolio Funds. A manager who runs a variable exposure is said to have the flexibility of being net long or short within a range of around plus/minus 25%, based on the manager’s opportunity set. Included in Cadian Fund, L.P.’s redemption terms, upon initial subscription of the investment on June 1, 2008, was a 25% gate, which is expected to be in place for the life of the investment.

(E)	In structured credit funds, Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company’s assets. The Portfolio Manager is usually the “lender of last resort” and will lend at terms that are beneficial to the Portfolio Fund.
For more information on the Master Fund’s policy regarding other significant accounting policies, please refer to the Master Fund’s most recent semi-annual or annual financial reports.
5. AFFILIATED FUND
Pursuant to Securities and Exchange Commission rules, the Master Fund may invest in affiliated money market funds offered by PNC Funds and PNC Advantage Funds. The total net purchases and sales of PNC Advantage Institutional Money Market Fund for the period ended June 30, 2010 was $1,443,480.

PNC Alternative Strategies Fund LLC
Schedule of Investments (Continued)
June 30, 2010
(Unaudited)
6. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date that the Schedule of Investments was issued. All subsequent events determined to be relevant and material to the Schedule of Investments have been appropriately recorded or disclosed.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) PNC Alternative Strategies Fund LLC

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President
(principal executive officer)
Date August 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President
(principal executive officer)
Date August 30, 2010

By (Signature and Title)*	/s/ John Kernan

John Kernan, Treasurer
(principal financial officer)
Date August 30, 2010

*	Print the name and title of each signing officer under his or her signature.